Lease Liabilities	6 Months Ended
Dec. 31, 2024
Lease Liabilities
Lease Liabilities

9.	Lease Liabilities

For the six months ended December 31, 2024 and the twelve months ended June 30, 2024, the movements and carrying amounts of the Company’s ROU assets under lease as per Note 7, are summarized as follows:

 Schedule of Lease Liabilities

	December 31, 2024	June 30, 2024
	$	$
Balance, beginning of period	31,107	61,028
Lease payments	(17,913)	(35,828)
Accretion on lease liabilities	1,418	5,907
Balance, end of period	14,612	31,107

As at December 31, 2024 and June 30, 2024, the full balance is presented as a current liability.